Summary of Significant Accounting Policies - Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Change In Contract With Customer, Asset and Liability [Roll Forward]
Deferred revenue	$ 28,220	$ 18,600
Deferred revenue increase (decrease)	5,849
Revenue recognized	(7,319)	(16,500)
Deferred revenue	$ 26,750	$ 28,220